Borrowings (Tables)	12 Months Ended
May 31, 2016
Debt Disclosure [Abstract]
Description of Long-Term Debt

A description of long-term debt follows:

May 31,	2016	2015
(In thousands)
Revolving credit facility with a syndicate of banks, through December 5, 2019(1)	$201,881	$111,043
Accounts Receivable Securitization Program with two banks, through May 9, 2017	-	100,000
Unsecured 6.50% senior notes due February 14, 2018(2)	249,364	248,996
Unsecured 6.125% senior notes due October 15, 2019(3)	455,372	456,802
Unsecured $205,000 face value at maturity 2.25% senior convertible notes due December 15, 2020	190,949	188,158
Unsecured 3.45% senior notes due November 15, 2022	300,000	300,000
Unsecured 5.25% notes due June 1, 2045(4)	248,525	248,504
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2018	4,954	2,572
	1,651,045	1,656,075
Less: current portion	4,713	2,038
Total Long-Term Debt, Less Current Maturities	$1,646,332	$1,654,037

(1)

Interest was tied to AUD LIBOR at May 31, 2016, and averaged 2.92% for AUD denominated debt ($13,050), 1.075% on EUR denominated debt ($131,692) and 1.544% on our swing-line ($57,139).  Interest was tied to AUD LIBOR at May 31, 2015, and averaged 3.095% for AUD denominated debt ($10,316), 1.075% on EUR denominated debt ($16,490), 1.265% on Euro LIBOR denominated debt ($70,000) and 1.259% on our swing-line ($14,237).

(2)

The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $0.6 million and $1.0 million at May 31, 2016 and 2015, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.

(3)

Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes.  The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.1 million and $0.1 million at May 31, 2016 and 2015. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%.  The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $5.5 million and $6.9 million at May 31, 2016 and 2015, respectively.  The premium effectively increased the proceeds from the financing.  The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.

(4)

The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.5 million at May 31, 2016 and 2015. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%.